CONVERTIBLE NOTES PAYABLE (Narrative) (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 10, 2016	Jul. 05, 2016	Apr. 06, 2016	Mar. 31, 2016	Mar. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2015	Feb. 10, 2015
Debt Instrument [Line Items]
Convertible note payable						$ 160,000	$ 381,000
Convertible notes payable-current portion, net						125,547	108,207
Original issue discount						34,453	272,793
Exercise price (in dollars per share)									$ 1.29
Net cash proceeds received from initial borrowing						316,478	339,900
Loss on origination of derivative liability						(1,894,258)	(23,593)
Components of convertible debt, net
Debt discount amortization and interest expense						267,258	82,500
Deferred financing costs, net							32,400
Amortization of deferred financing costs						32,400	8,700
Proceeds from debt, net						50,000
Advances from officers and directors						71,008
Convertible Note [Member] | Typenex Co Investment Llc [Member]
Debt Instrument [Line Items]
Debt instrument initial borrowing							381,000
Components of convertible debt, net
Accrued interest payable						$ 5,876	$ 5,121
Convertible Note [Member] | Tangiers Investment Group, LLC [Member]
Components of convertible debt, net
Number of Common shares converted						2,843,698
2016 Convertible Notes [Member]
Components of convertible debt, net
Debt discount amortization and interest expense						$ 267,258
Interest expense						35,719
Deferred financing costs, net						0
Amortization of deferred financing costs						32,400
Aggregate fair value of the derivative liabilities						$ 557,000
Accured interest converted in common stock						497,296
2015 Convertible Notes [Member]
Debt Instrument [Line Items]
Number of trading days immediately preceding the applicable conversion							180 days
Components of convertible debt, net
Debt discount amortization and interest expense							$ 82,500
Interest expense							$ 5,121
Holding rate of issued and outstanding common stock							9.99%
Deferred financing costs, net							$ 41,100
Amortization of deferred financing costs							8,700
Aggregate fair value of the derivative liabilities							$ 355,293
2015 Convertible Notes [Member] | Minimum [Member]
Components of convertible debt, net
Prepayment premiums							10.00%
Minimum default penalty amount, rate							25.00%
2015 Convertible Notes [Member] | Maximum [Member]
Components of convertible debt, net
Prepayment premiums							40.00%
Minimum default penalty amount, rate							50.00%
SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		12.00%						18.00%
Components of convertible debt, net
Accrued interest payable			$ 102,000
Proceeds from debt, net		$ 50,000	75,000		$ 81,978
Advances from officers and directors			$ 52,500
Tangiers Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate						10.00%
Expiration date						Jul. 08, 2017
Components of convertible debt, net
Proceeds from debt, net						$ 35,000
JSJ Investments [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Components of convertible debt, net
Proceeds from debt, net	$ 125,000
Average closing price of common stock	$ 0.20
Conversions rate on issue and outstandng common stock	4.99%
Vis Vires Group, Inc. [Member] | SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Expiration date						Jan. 10, 2017
Components of convertible debt, net
Minimum default penalty amount, rate						15.00%
Repayment of principal and accrued interest				$ 59,000
Average closing price of common stock						$ 0.45